Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Fair Value Measurements - Additional Information (Detail) [Line Items]
Maximum remaining term for investment purchased for estimating at cost	90 days
Decrease in valuation due to net credit risk adjustments	$ 6	$ 0
Decrease in valuation due to liquidity adjustments	$ 30	$ 31